UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           GP of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:

*
_____________________________________
Thomas B. Ellis Boston, Massachusetts 	May 14, 2010
*
_____________________________________
Todd B. Hammer Boston, Massachusetts 	May 14, 2010


* By: /S/ SARAH L. FILION
_____________________________________
Sarah L. Filion, Attorney-in-Fact
Pursuant to Powers of Attorney incorporated
by reference to the 13F Report filed on
May 15, 2009.



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $385,985 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     2345   800300 SH       SOLE                   800300
ARLINGTON ASSET INVT CORP      CL A NEW         041356205     1850   103800 SH       SOLE                   103800
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    16451  2881000 SH       SOLE                  2881000
CIT GROUP INC                  COM NEW          125581801    22610   580349 SH       SOLE                   580349
CVS CAREMARK CORPORATION       COM              126650100    37511  1026000 SH       SOLE                  1026000
DELIA'S INC NEW                COM              246911101     4848  2802200 SH       SOLE                  2802200
ECHOSTAR CORP                  CL A             278768106    14500   715000 SH       SOLE                   715000
GENZYME CORP                   COM              372917104    18141   350000 SH       SOLE                   350000
HEALTH NET INC                 COM              42222G108    34196  1375000 SH       SOLE                  1375000
INTERVAL LEISURE GROUP INC     COM              46113M108    21242  1458933 SH       SOLE                  1458933
MI DEVS INC                    CL A SUB VTG     55304X104    30850  2365800 SH       SOLE                  2365800
MCDERMOTT INTL INC             COM              580037109    29208  1085000 SH       SOLE                  1085000
MCKESSON CORP                  COM              58155Q103    24316   370000 SH       SOLE                   370000
PACTIV CORP                    COM              695257105    21655   860000 SH       SOLE                   860000
PEP BOYS MANNY MOE & JACK      COM              713278109    17711  1762300 SH       SOLE                  1762300
SPARK NETWORKS INC             COM              84651P100     4697  1318525 SH       SOLE                  1318525
TAL INTL GROUP INC             COM              874083108     8386   419700 SH       SOLE                   419700
TESSERA TECHNOLOGIES INC       COM              88164L100    22714  1120000 SH       SOLE                  1120000
TRIPLE-S MGMT CORP             CL B             896749108    23075  1300000 SH       SOLE                  1300000
WELLPOINT INC                  COM              94973V107    29679   461000 SH       SOLE                   461000